Provisions and contingent liabilities - Summary of other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	R$ 29,308	R$ 19,711	R$ 15,193	R$ 17,474
Judicial deposits	11,202	10,199
Tax contingencies
Disclosure of other provisions [line items]
Other provisions	10,374	10,097
Civil contingencies
Disclosure of other provisions [line items]
Other provisions	12,539	4,281
Labor contingencies
Disclosure of other provisions [line items]
Other provisions	R$ 6,395	R$ 5,333